Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 87.5%
Aerospace & Defense - 1.6%
Air Comm Corp. LLC Term Loan, 3-Month Term SOFR + 2.50%, 6.20% (A), 12/11/2031	$ 954,829	$ 954,830
BG MS U.S. Holding LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.48% (A), 10/22/2032 (B)	1,198,125	1,201,120
TransDigm, Inc.
Term Loan J, 1-Month Term SOFR + 2.50%, 6.23% (A), 02/28/2031	488,775	489,462
Term Loan K, 1-Month Term SOFR + 2.25%, 5.98% (A), 03/22/2030	989,994	990,071
Term Loan N, 1-Month Term SOFR + 2.50%, 6.23% (A), 02/13/2033	498,750	499,226
		4,134,709
Automobile Components - 0.7%
American Axle & Manufacturing, Inc. Term Loan C, 1-Month Term SOFR + 3.25%, 3-Month Term SOFR + 3.25%, 6.92% (A), 02/03/2033	938,125	941,643
Clarios Global LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 05/06/2030	406,680	407,188
Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 01/28/2032	497,500	498,122
First Brands Group LLC
Term Loan, TBD, 03/30/2027 (B)(C)(D)(E)	655,622	536
Term Loan B, TBD, 06/29/2027 (B)(C)(D)(E)	1,409,303	3,523
		1,851,012
Beverages - 0.9%
Naked Juice LLC FLFO Term Loan, 3-Month Term SOFR + 5.50%, 9.23% (A), 01/24/2029	1,000,000	1,014,583
Sazerac Co., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.00%, 5.68% (A), 07/09/2032	497,500	496,809
Vital Bidco AB Term Loan B, TBD, 07/22/2033 (B)(E)	900,000	891,375
		2,402,767
	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.5%
Genmab AS Term Loan B, 3-Month Term SOFR + 2.00%, 5.73% (A), 12/13/2032	$ 475,000	$ 474,466
Grifols Worldwide Operations USA, Inc. Term Loan B, 6-Month Term SOFR + 2.50%, 6.19% (A), 04/14/2033	748,125	748,926
		1,223,392
Building Products - 2.5%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 09/08/2032	912,292	912,748
EMRLD Borrower LP Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (A), 08/04/2031	982,575	982,184
Groundworks LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (A), 03/14/2031	981,000	982,226
Hobbs & Associates LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 07/23/2031	494,662	493,337
OEP Glass Purchaser LLC Term Loan B, 3-Month Term SOFR + 4.00%, 7.73% (A), 03/07/2033	246,875	246,875
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (A), 02/10/2032	246,875	247,055
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.98% (A), 04/14/2031	1,588,869	1,589,772
Term Loan B2, 1-Month Term SOFR + 2.25%, 5.98% (A), 03/19/2029	335,283	335,835

Tamko Building Products LLC Term Loan, 3-Month Term SOFR + 3.00%, 6.82% (A), 09/20/2030	500,000	502,187
		6,292,219
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, TBD, 09/30/2031 (B)(E)	750,000	593,250
Chemicals - 2.8%
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 8.57% (A), 08/25/2031 (B)	1,366,379	1,367,518
Mativ Holdings, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (A), 04/04/2033 (B)	1,525,000	1,523,094
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 11/26/2031	$ 394,000	$ 393,261
Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 6.73% (A), 06/20/2031	393,015	392,483
SCIH Salt Holdings, Inc.
Repriced Term Loan B, 6-Month Term SOFR + 2.75%, 6.35% (A), 01/31/2029	1,415,997	1,415,800
Term Loan B, TBD, 07/30/2031 (B)(E)	1,250,000	1,242,578

USALCO LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.23% (A), 09/30/2031	838,641	838,510
		7,173,244
Commercial Services & Supplies - 13.2%
American Auto Auction Group LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.23% (A), 05/28/2032	1,755,331	1,756,063
American Residential Services LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 02/02/2032	496,241	497,481
Ankura Consulting Group LLC Repriced Term Loan B, 3-Month Term SOFR + 3.50%, 7.25% (A), 12/29/2031	1,016,120	950,072
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 07/16/2032	495,000	490,050
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (A), 10/16/2031	1,228,250	1,225,947
BIFM U.S. Finance LLC Repriced Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 05/31/2028	982,876	986,562
Cleanova U.S. Holdings LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.41% (A), 06/14/2032 (B)	1,244,495	1,240,606
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 11/02/2029	356,636	356,191
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 10/01/2031	1,191,963	1,190,473
Ensemble RCM LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.82% (A), 02/09/2033	1,000,000	995,500
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Filtration Group Corp. Term Loan, 1-Month Term SOFR + 2.50%, 6.23% (A), 10/21/2028	$ 342,139	$ 342,211
First Advantage Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 10/31/2031	692,908	690,867
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.51% (A), 02/01/2029	555,212	554,518
Grant Thornton Advisors LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 06/02/2031	1,158,763	1,086,340
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.57% (A), 06/30/2028	1,073,139	582,178
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (A), 10/21/2030	977,500	973,659
Imagefirst Holdings LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.66% (A), 03/12/2032	742,500	740,644
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.48% (A), 10/07/2032	997,500	785,531
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 8.60% (A), 02/18/2028	840,162	485,193
KUEHG Corp. Term Loan, TBD, 06/12/2030 (B)(E)	969,919	914,755
LRS Holdings LLC
Term Loan B, TBD, 07/29/2033 (B)(E)	1,200,000	1,197,000
Term Loan B, 1-Month Term SOFR + 4.25%, 8.10% (A), 08/31/2028	1,389,622	1,375,726
Mavis Tire Express Services Corp.
Repriced Term Loan, 6-Month Term SOFR + 3.00%, 6.67% (A), 05/04/2028	136,138	135,782
Term Loan, 6-Month Term SOFR + 3.25%, 6.92% (A), 05/06/2033	975,000	972,834

Mister Car Wash Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 03/27/2031	500,000	501,805
NAB Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.23% (A), 11/23/2028	286,661	267,239
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 12/12/2031	$ 386,257	$ 386,933
Plastipak Packaging, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 09/24/2032	496,250	496,250
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.98% (A), 12/15/2028	1,620,075	1,503,885
Prime Security Services Borrower LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (A), 10/13/2030	881,988	879,094
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.23% (A), 11/05/2032	1,180,527	1,181,117
Sabert Corp. Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 12/10/2028	798,000	802,323
Spin Holdco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 8.01% (A), 09/04/2030	692,590	509,486
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, 6.98% (A), 04/14/2031	1,471,294	1,408,764
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 5.48% (A), 06/24/2031	246,250	245,532
TruGreen LP Term Loan, 3-Month Term SOFR + 4.00%, 7.77% (A), 11/02/2027	589,620	554,243
Upbound Group, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 08/13/2032	1,615,551	1,613,532
Vestis Corp.
Term Loan, 3-Month Term SOFR + 2.25%, 5.92% (A), 02/22/2031	248,684	245,990
Term Loan A2, 3-Month Term SOFR + 2.25%, 6.33% (A), 09/29/2028 (F)	134,160	131,477

VM Consolidated, Inc. Term Loan, TBD, 10/01/2032 (B)(E)	488,259	459,573
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

VT Topco, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 08/09/2030	$ 981,290	$ 966,111
Wash Multifamily Parent, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 09/10/2032	748,125	752,023
		33,431,560
Communications Equipment - 1.3%
Coral-U.S. Co-Borrower LLC
Term Loan B6, 1-Month Term SOFR + 3.00%, 6.79% (A), 10/15/2029	706,917	696,902
Term Loan B7, 3-Month Term SOFR + 3.25%, 7.00% (A), 01/31/2032	275,000	268,297

GoTo Group, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.69% (A),04/28/2028	895,326	536,113
Level 3 Financing, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 03/29/2032	500,000	501,438
QTS Thunder Managing Issuer LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.03% (A), 07/22/2033	750,000	738,187
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (G)	524,976	525,486
		3,266,423
Construction & Engineering - 1.1%
AGI-CFI Acquisition Corp. Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (A), 03/25/2033 (B)	675,000	670,781
Azuria Water Solutions, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 04/25/2033	543,529	541,151
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.10% (A), 06/23/2028	984,496	981,215
Salas O'Brien, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 6.48% (A), 01/31/2033	232,143	232,433
Trilon Group LLC Term Loan, 3-Month Term SOFR + 3.50%, 7.25% (A), 06/13/2033	367,347	366,429
		2,792,009
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail - 6.1%
Boots Group Bidco Ltd. Term Loan, 3-Month Term SOFR + 3.25%, 6.92% (A), 08/30/2032	$ 791,025	$ 793,003
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.35% (A), 03/31/2028	1,059,154	1,060,478
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (A), 06/29/2029	1,267,797	1,105,448
EG America LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (A), 02/10/2031	1,350,000	1,353,938
Flynn Restaurant Group LP Term Loan, 1-Month Term SOFR + 3.75%, 7.48% (A), 01/28/2032	2,006,073	1,981,498
Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 01/23/2032	1,414,525	1,419,576
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 12/16/2030	1,288,515	1,290,752
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.57% (A), 06/06/2031	623,636	497,350
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.73% (A), 03/15/2033	1,175,000	1,171,736
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (A), 02/03/2031	648,375	646,349
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.72% (A), 08/18/2032	2,213,248	2,216,015
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 9.41% (A), 09/04/2029	638,625	593,362
Whatabrands LLC Term Loan B, TBD, 07/30/2033 (B)(E)	400,000	400,250
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 10/19/2029	1,056,188	1,054,097
		15,583,852
Containers & Packaging - 4.8%
Anchor Glass Container Corp. Exit Term Loan, 3-Month Term SOFR + 5.25%, 9.07% (A), 10/08/2030	313,274	292,911
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.98% (A), 06/07/2031	$ 947,027	$ 942,292
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 03/22/2029	1,473,697	1,475,079
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 04/01/2032	839,120	800,416
Graham Packaging Co., Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (A), 01/26/2033	997,500	997,160
Klockner-Pentaplast of America, Inc. Term Loan, 3-Month Term SOFR + 2.00%, PIK Rate 5.00%, Cash Rate 0.00%, 01/30/2031 (G)	383,054	363,901
Owens-Illinois, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 09/30/2032	870,625	858,926
Pregis TopCo Corp. Refinancing Term Loan, 1-Month Term SOFR + 3.75%, 7.48% (A), 02/01/2029	1,868,748	1,874,588
Proampac PG Borrower LLC Term Loan B, 3-Month Term SOFR + 4.00%, 7.82% (A), 03/07/2033	1,924,779	1,880,269
Sword Purchaser LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (A), 04/11/2033	997,000	957,950
TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.98% (A), 03/03/2031	484,590	436,494
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.48% (A), 09/15/2028	1,320,266	1,237,419
		12,117,405
Distributors - 2.3%
BCPE Empire Holdings, Inc.
10th Amendment Term Loan, 1-Month Term SOFR + 3.50%, 7.23% (A), 12/29/2032	947,625	935,779
Term Loan B, TBD, 12/11/2030 (B)(E)	650,000	640,656

Gloves Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.48% (A), 05/21/2032	995,000	996,244
Highline Aftermarket Acquisition LLC Term Loan B, 6-Month Term SOFR + 3.50%, 7.23% (A), 02/19/2030	1,329,750	1,327,257
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors (continued)

Resideo Funding, Inc. Term Loan, 3-Month Term SOFR + 2.00%, 5.67% (A), 08/13/2032	$ 496,250	$ 496,250
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.73% (A), 12/02/2030	1,468,788	1,393,818
		5,790,004
Electric Utilities - 0.8%
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (A), 05/01/2031	1,190,733	1,194,454
MRP Buyer LLC Term Loan, 3-Month Term SOFR + 3.25%, 6.98% (A), 06/04/2032	744,543	748,266
		1,942,720
Electrical Equipment - 0.4%
Belden, Inc. Term Loan, 1-Month Term SOFR + 2.25%, 5.98% (A), 07/01/2033	375,000	376,406
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (A), 03/19/2032	559,447	558,748
		935,154
Electronic Equipment, Instruments & Components - 1.1%
Antylia Scientific Term Loan, 3-Month Term SOFR + 4.00%, 7.73% (A), 05/27/2032	1,240,625	1,225,117
LSF12 Crown U.S. Commercial Bidco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.24% (A), 12/02/2031	1,073,359	1,074,701
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 7.92% (A), 10/24/2031	517,125	515,509
		2,815,327
Energy Equipment & Services - 0.8%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 9.60% (A), 12/20/2026	1,373,048	1,369,615
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (A), 07/31/2031	732,528	733,261
		2,102,876
Financial Services - 1.0%
Azorra Soar TLB Finance Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (A), 10/18/2029	497,475	498,719
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Chicago U.S. Midco III LP Term Loan, 1-Month Term SOFR + 2.50%, 6.23% (A), 11/01/2032	$ 499,395	$ 498,396
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 09/15/2031	494,997	487,910
June Purchaser LLC Term Loan, 1-Month Term SOFR + 2.75%, 6.48% (A), 11/28/2031	380,893	381,981
Jupiter Borrower, Inc. Term Loan B, Prime Rate + 1.75%, 8.50% (A), 06/30/2033	750,000	752,344
		2,619,350
Food Products - 5.8%
Aspire Bakeries Holdings LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.75% (A), 12/23/2030	1,486,275	1,489,371
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.23% (A), 10/10/2029	1,231,837	1,213,976
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.85% (A), 06/09/2028	1,207,755	1,207,943
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 08/23/2029	144,519	145,242
Del Monte Foods, Inc.
Term Loan, TBD, 08/02/2028 (B)(C)(D)(E)(F)(H)(I)(J)	1,150,318	0
Term Loan, TBD, 06/30/2026 (B)(C)(D)(E)(H)(I)(K)	675,254	81,030

Fiesta Purchaser, Inc. Repriced Term Loan, 1-Month Term SOFR + 2.75%, 6.48% (A), 02/12/2031	1,176,142	1,155,140
Froneri Lux Finco SARL Term Loan B6, 6-Month Term SOFR + 2.50%, 6.45% (A), 09/30/2032	497,500	494,534
Max U.S. Bidco, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.73% (A), 10/02/2030	1,128,075	1,052,735
Monogram Food Solutions LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.35% (A), 08/28/2028	1,720,407	1,718,257
Nomad Foods Europe Midco Ltd. Term Loan B, 6-Month Term SOFR + 2.50%, 6.16% (A), 10/29/2032	1,940,400	1,925,847
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)

Snacking Investments Bidco Pty. Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 6.32% (A), 10/29/2032	$ 1,492,500	$ 1,494,676
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.25%, 6.91% (A), 09/30/2032	985,050	992,438
Treehouse Foods, Inc. Term Loan B, 1-Month Term SOFR + 4.25%, 7.98% (A), 02/11/2033	800,000	801,200
Upfield BV Term Loan B15, 6-Month Term SOFR + 4.25%, 7.87% (A), 10/31/2030	1,046,915	1,014,198
		14,786,587
Health Care Equipment & Supplies - 1.9%
Bausch & Lomb Corp. Repriced Term Loan, 1-Month Term SOFR + 3.75%, 7.48% (A), 01/15/2031	2,205,990	2,211,505
Hologic, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.99% (A), 04/07/2033	1,200,000	1,179,954
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.98% (A), 06/09/2032	250,000	250,156
QuidelOrtho Corp. Term Loan, 1-Month Term SOFR + 4.00%, 7.73% (A), 08/20/2032	1,245,217	1,233,543
		4,875,158
Health Care Providers & Services - 4.9%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 7.60% (A), 12/23/2027	1,118,394	1,042,903
Term Loan B5, 1-Month Term SOFR + 5.75%, 9.48% (A), 12/23/2027	487,500	462,881

AHP Health Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (A), 09/20/2032	1,240,625	1,242,951
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 8.07% (A), 03/30/2029	960,292	882,669
Term Loan B, 3-Month Term SOFR + 5.50%, 9.32% (A), 03/30/2029	689,872	650,779

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.23% (A), 08/25/2032	1,732,001	1,733,674
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
LifePoint Health, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.50% (A), 05/19/2031	$ 731,141	$ 697,325
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.25% (A), 05/19/2031	491,269	468,460

Midwest Physician Administrative Services LLC Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (A), 03/12/2031 (B)	808,349	789,488
Quorum Health Corp. Delayed Draw Term Loan, 3-Month Term SOFR + 6.50%, 10.36% (A),01/28/2028	1,646,480	1,621,783
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.23% (A), 09/27/2030	1,298,823	1,302,534
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 12/19/2030	1,466,438	1,462,975
		12,358,422
Hotels, Restaurants & Leisure - 5.8%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.01% (A), 02/07/2029	489,796	491,327
Allwyn Entertainment Financing U.S. LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.50%, 6.32% (A), 11/24/2032	349,125	345,306
Bombardier Recreational Products, Inc. Term Loan B4, 1-Month Term SOFR + 2.25%, 5.98% (A), 01/22/2031	497,487	497,410
Caesars Entertainment, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (A), 02/06/2030	444,125	428,025
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.98% (A), 02/06/2031	481,382	458,115

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 03/24/2032	1,089,000	1,091,042
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.81% (A), 07/25/2031	992,443	991,307
GSM Holdings, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.73% (A), 09/30/2031	736,875	739,024
Hayward Industries, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 06/23/2033	499,619	498,994
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 5.47% (A), 11/08/2030	$ 250,000	$ 250,208
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 09/22/2032	1,442,750	1,240,765
Light & Wonder International, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (A), 04/16/2029	492,516	484,512
Peninsula Pacific Entertainment LLC Term Loan B, 6-Month Term SOFR + 4.75%, 8.60% (A), 10/01/2032	1,500,000	1,496,250
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 05/30/2033	1,296,000	1,292,356
Pioneer Opco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.00% (A), 05/16/2033	525,000	527,406
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.56% (A), 02/20/2030	1,190,761	1,188,635
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 6.75% (A), 04/04/2029	718,640	702,920
SRAM LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 02/27/2032	492,500	492,500
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (A), 07/01/2032	1,612,833	1,613,730
		14,829,832
Household Durables - 0.3%
AI Aqua Merger Sub, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 07/05/2033	500,000	500,078
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (A), 01/20/2032	318,463	317,966
		818,044
Household Products - 0.4%
Lavender Dutch BorrowerCo BV Term Loan, 3-Month Term SOFR + 3.25%, 6.98% (A), 12/30/2032	995,000	993,134
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 2.6%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 6.73% (A), 11/06/2030	$ 1,468,716	$ 1,340,203
Alera Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 05/30/2032	1,043,384	1,013,387
Alliant Holdings Intermediate LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 09/19/2031	748,111	744,838
Asurion LLC
Term Loan B13, 3-Month Term SOFR + 4.25%, 8.07% (A), 09/19/2030	657,468	640,620
Term Loan B14, 3-Month Term SOFR + 3.75%, 7.57% (A), 02/23/2033	681,526	638,250

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.23% (A), 06/13/2031	1,211,357	1,190,410
Lockton, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 5.82% (A), 05/09/2033	275,000	274,828
Trucordia Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.98% (A), 06/17/2032	744,375	658,772
		6,501,308
Internet & Catalog Retail - 2.4%
Arches Buyer, Inc.
Term Loan B, TBD, 08/04/2031 (B)(E)	1,200,000	1,180,500
Term Loan B, 1-Month Term SOFR + 3.25%, 7.08% (A), 08/04/2031	1,432,940	1,428,463

Gen Digital, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.48% (A), 09/12/2029	498,029	493,582
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 7.98% (A), 05/03/2028 (B)	1,361,073	1,319,025
Proofpoint, Inc. Term Loan B, TBD, 08/30/2030 (B)(E)	875,000	858,959
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 6.48% (A), 07/08/2031	736,875	709,242
		5,989,771
IT Services - 1.1%
Bingo Holdings I LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.48% (A), 06/30/2032	1,141,375	1,138,726
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 04/16/2029	$ 731,346	$ 729,152
Tempo Acquisition LLC Repriced Term Loan B, 1-Month Term SOFR + 1.75%, 5.48% (A), 08/31/2028	1,057,908	904,511
		2,772,389
Machinery - 1.4%
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 03/27/2031	972,501	975,692
Columbus McKinnon Corp. Term Loan B, 3-Month Term SOFR + 3.50%, 7.23% (A), 02/03/2033	1,012,603	1,015,135
Ranpak Corp.
Dutch Term Loan, 1-Month Term SOFR + 4.50%, 8.23% (A), 12/19/2031	576,585	573,224
Term Loan, 1-Month Term SOFR + 4.50%, 8.23% (A), 12/19/2031	900,915	894,721
		3,458,772
Media - 3.9%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.82% (A), 10/30/2030	739,920	738,841
Charter Communications Operating LLC Term Loan B5, 1-Month Term SOFR + 2.25%, 3-Month Term SOFR + 2.25%, 5.90% (A), 12/15/2031	335,558	322,089
CMG Media Corp. Term Loan, 3-Month Term SOFR + 3.50%, 7.33% (A), 06/18/2029	748,077	697,581
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.35% (A), 09/01/2028	460,745	414,959
Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (A), 09/18/2030	389,616	304,679

Discovery Global Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 06/03/2033	809,135	809,135
LCPR Loan Financing LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.66% (A), 10/16/2028	204,000	115,897
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.26% (A), 06/02/2028	621,089	618,916
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)

NEP Group, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (A), 10/17/2031	$ 1,291,197	$ 1,205,817
Sinclair Television Group, Inc. Term Loan B7, 3-Month Term SOFR + 4.10%, 7.93% (A), 12/31/2030	240,709	207,311
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.47%, 6.34% (A), 02/15/2032	1,148,777	1,128,099
Univision Communications, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.35% (A), 01/31/2029	1,053,500	1,043,404
Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.04% (A), 01/31/2029	1,482,278	1,328,121
Ziggo Financing Partnership Term Loan B, 6-Month Term SOFR + 3.22%, 6.91% (A), 01/15/2033	1,125,000	1,012,500
		9,947,349
Oil, Gas & Consumable Fuels - 1.0%
Apro LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.43% (A), 07/09/2031	970,063	970,063
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (A), 05/17/2032	1,110,181	1,112,124
Liquid Tech Solutions LLC
Delayed Draw Term Loan, 1.00%, 10/12/2032	35,109	34,823
Term Loan, 3-Month Term SOFR + 3.50%, 7.23% (A), 10/12/2032	488,667	484,697
		2,601,707
Paper & Forest Products - 0.9%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.35% (A), 11/30/2028	822,146	574,475
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.07% (A), 11/04/2031	1,599,188	1,587,194
		2,161,669
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines - 0.4%
American Airlines, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 05/29/2033	$ 150,000	$ 148,833
Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 05/28/2032	740,625	740,096
		888,929
Personal Care Products - 0.8%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.60% (A), 05/17/2028	874,687	746,399
kdc/one Development Corp., Inc. Term Loan B, 3-Month Term SOFR + 4.50%, 8.34% (A), 08/15/2031 (B)	1,184,796	1,187,758
		1,934,157
Pharmaceuticals - 2.5%
Amneal Pharmaceuticals LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.73% (A), 08/02/2032	744,379	745,930
Curium Bidco SARL Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (A), 08/04/2031	1,749,794	1,751,981
Elanco Animal Health, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (A), 10/31/2032	248,750	248,517
IVC Acquisition Ltd. 1st Lien Term Loan B, 3-Month Term SOFR + 4.00%, 7.73% (A), 12/12/2031	1,465,664	1,459,710
Paradigm Parent LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.50%, 8.23% (A), 04/16/2032	1,240,625	1,085,547
Southern Veterinary Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (A), 12/04/2031	981,248	981,304
		6,272,989
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 1-Month Term SOFR + 2.50%, 6.23% (A), 01/31/2030	622,701	622,961
Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (A), 06/13/2033	871,465	872,010

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.35% (A), 07/21/2028	488,432	486,905
		1,981,876
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 6.8%
Athenahealth Group, Inc. Term Loan B, TBD, 02/16/2032 (B)(E)	$ 1,327,338	$ 1,316,277
Avaya, Inc. Exit Term Loan, 1-Month Term SOFR + 7.50%, 11.23% (A), 08/01/2028	769,545	693,231
Aventiv Technologies LLC Term Loan, 1-Month Term SOFR + 7.00%, 10.77% (A), 07/02/2031	955,184	979,860
BCPE Pequod Buyer, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (A), 11/25/2031	748,125	732,788
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (A), 07/30/2031	1,260,427	1,145,063
Central Parent, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 6.98% (A), 07/06/2029	1,342,079	666,571
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 7.60% (A), 10/16/2028	220,718	139,604
Cotiviti Corp.
Term Loan, TBD, 05/01/2031 (B)(E)	249,365	233,572
Term Loan B, 7.63% (L), 05/01/2031	1,000,000	941,250

Dayforce, Inc. Term Loan, 3-Month Term SOFR + 3.00%, 6.82% (A), 02/04/2033 (B)	1,550,000	1,440,638
Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (A), 06/26/2031	1,162,210	1,102,162
Electronic Arts, Inc. Term Loan B, TBD, 03/24/2033 (B)(E)	1,075,000	1,080,644
Epicor Software Corp. Term Loan F, 1-Month Term SOFR + 2.75%, 6.48% (A), 05/30/2031 (B)	1,859,682	1,772,742
Mitchell International, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 6.73% (A), 06/17/2031 (B)	1,247,494	1,211,043
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.25%, 8.07% (A), 07/01/2031	1,106,553	1,023,838
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.53% (A), 05/15/2028	791,605	717,986
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.03% (A), 05/15/2028	336,451	340,937

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)

Rocket Software, Inc. Term Loan B, TBD, 11/28/2028 (B)(E)	$ 383,052	$ 368,426
Tuple U.S. Bidco LLC Term Loan B, 6-Month Term SOFR + 3.75%, 7.73% (A), 01/28/2033	673,312	644,697
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (A), 02/10/2031	746,241	715,365
		17,266,694
Technology Hardware, Storage & Peripherals - 0.2%
HNI Corp. Term Loan B, 1-Month Term SOFR + 1.75%, 5.42% (A), 12/10/2032	497,500	496,671
Textiles, Apparel & Luxury Goods - 0.5%
Varsity Brands, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (A), 08/26/2031	1,237,523	1,236,750
Transportation Infrastructure - 1.0%
First Student Bidco, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.98% (A), 08/15/2030	597,864	598,184
Rand Parent LLC Fungible Add On Term Loan B, TBD, 03/18/2030 (B)(E)	600,000	600,666
SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 11.70% (A), 02/20/2029	459,565	427,395
Student Transportation of America Holdings, Inc. Term Loan, 3-Month Term SOFR + 2.75%, 6.36% (A), 06/24/2032	990,031	992,507
		2,618,752
Total Loan Assignments (Cost $229,924,473)		221,858,233
CORPORATE DEBT SECURITIES - 8.1%
Building Products - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (M)	1,500,000	1,497,872
Commercial Services & Supplies - 1.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (M)	2,250,000	2,336,067
Garda World Security Corp.
6.50%, 01/15/2031 (M)	1,000,000	1,011,005
		3,347,072
Communications Equipment - 0.3%
Sable International Finance Ltd.
7.13%, 10/15/2032 (M)	750,000	740,765
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (M)	$ 313,000	$ 298,071
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (M)	1,000,000	1,019,900
		1,317,971
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (M)	500,000	510,620
Health Care Providers & Services - 1.4%
LifePoint Health, Inc.
8.38%, 02/15/2032 (M)	500,000	503,397
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,000,000	3,015,189
		3,518,586
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (M)	1,000,000	1,003,308
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (M)	1,000,000	1,002,295
Travel & Leisure Co.
6.25%, 06/01/2031 (M)	2,000,000	2,003,076
		4,008,679
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (M)	500,000	483,579
Internet & Catalog Retail - 0.4%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (M)	1,214,000	1,131,040
Media - 0.3%
Nexstar Media, Inc.
6.50%, 09/15/2033 (M)	698,000	694,422
Personal Care Products - 0.5%
Opal Bidco SAS
6.50%, 03/31/2032 (M)	1,250,000	1,257,184
Software - 0.8%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (M)	1,577,000	1,516,448
UKG, Inc.
6.88%, 02/01/2031 (M)	500,000	489,882
		2,006,330
Total Corporate Debt Securities (Cost $20,564,475)		20,514,120
ASSET-BACKED SECURITIES - 1.2%
Palmer Square CLO Ltd.
Series 2021-2A, Class AR1, 3-Month Term SOFR + 1.25%, 5.00% (A), 02/15/2038 (M)	1,500,000	1,503,356
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.75% (A), 04/15/2034 (M)	$ 1,473,562	$ 1,470,669
Total Asset-Backed Securities (Cost $2,973,562)		2,974,025

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.6%
U.S. Fixed Income Funds - 0.6%
Invesco Senior Loan ETF (N)	45,500	927,745
State Street Blackstone Senior Loan ETF (O)(P)	16,000	646,400
Total Exchange-Traded Funds (Cost $1,608,935)		1,574,145
COMMON STOCKS - 0.3%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. (D)(F)(H)(Q)	43,195	204,165
Klockner-Pentaplast of America, Inc. (D)(F)(H)	52,911	100,530
		304,695
Household Durables - 0.0% *
API Heat Transfer Intermediate Corp. (D)(F)(H)	889,572	1
	Shares	Value
COMMON STOCKS (continued)
Software - 0.2%
Avaya Holdings Corp. (D)(F)(R)	41,536	560,736
Total Common Stocks (Cost $1,071,146)		865,432
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (D)(F)(H)(J)	189,500	0
Total Preferred Stock (Cost $189,500)		0
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (S)	660,000	660,000
Total Other Investment Company (Cost $660,000)		660,000
Total Investments (Cost $256,992,091)		248,445,955
Net Other Assets (Liabilities) - 2.0%		5,045,704
Net Assets - 100.0%		$ 253,491,659
INVESTMENT VALUATION:

Valuation Inputs (T)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Loan Assignments	$—	$221,777,203	$81,030	$221,858,233
Corporate Debt Securities	—	20,514,120	—	20,514,120
Asset-Backed Securities	—	2,974,025	—	2,974,025
Exchange-Traded Funds	1,574,145	—	—	1,574,145
Common Stocks	—	560,736	304,696	865,432
Preferred Stock	—	—	0	0
Other Investment Company	660,000	—	—	660,000
Total Investments	$2,234,145	$245,826,084	$385,726	$248,445,955

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(Q)(R)	$204,165	$—	$—	$560,736
Loan Assignments(K)	—	—	810,030	—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$85,089, representing 0.0% of the Fund's net assets.

(D)	Non-income producing security.
(E)	All or a portion of the security represents an unsettled loan commitment at July 31, 2026 where the rate will be determined at time of settlement.
(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $996,909, representing 0.4% of the Fund’s net assets.
(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2026, the
total value of the securities is $385,726, representing 0.2% of the Fund’s net assets.

(I)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
	Del Monte Foods, Inc.
Loan Assignments	Term Loan, TBD, 08/02/2028	08/02/2024 - 04/17/2025	$1,112,184	$0	0.0%
Loan Assignments	Term Loan, TBD, 06/30/2026	07/02/2025 - 06/01/2026	496,835	81,030	0.0%*
			$1,609,019	$81,030	0.0%*

(J)	Security deemed worthless.
(K)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(L)	Fixed rate loan commitment at July 31, 2026.
(M)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $20,472,956, representing 8.1% of the Fund's net assets.

(N)	The shareholder reports for Invesco ETFs can be found at the following location: Invesco | Performance.
(O)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(P)
All or a portion of the security is on loan. The total value of the securities on loan is $646,400, collateralized by cash collateral of $660,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(Q)	Transferred from Level 1 to 3 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(R)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(S)	Rate disclosed reflects the yield at July 31, 2026.
(T)
The Fund recognized transfers in and out of Level 3 as of July 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of
Investments for more information regarding investment valuation and pricing inputs.

(U)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Floating Rate (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds